CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, issued	40,959,741	40,959,741
Common stock, outstanding	40,959,741	40,959,741